UNITED STATES
                       SECURITIES AND EXCHANGE COMMISSION
                            Washington, D.C.  20549

                                    Form 13F

                              Form 13F COVER PAGE

Report for the Calendar Year or Quarter Ended: March 31, 2012

Check here if Amendment [  ]; Amendment Number:
This Amendment (Check only one.): [  ] is a restatement.
                                  [  ] adds new holdings entries.

Institutional Investment Manager Filing this Report:

Name:    Glade Brook Capital Partners LLC
Address: 100 West Putnam Avenue
         Greenwich, CT  06830

13F File Number:  028-14806

The institutional investment manager filing this report and the person by whom it is signed hereby represent that the person signing the report is authorized to submit it, that all information contained herein is true, correct and complete, and that it is understood that all required items, statements, schedules, lists, and tables, are considered integral parts of this form.

Person Signing this Report on Behalf of Reporting Manager:

Name:      Paul Barron
Title:     Chief Financial Officer
Phone:     203-861-3011

Signature, Place, and Date of Signing:

 /s/ Paul Barron     Greenwich, CT     May 15, 2012

Report Type (Check only one.):

[ X]         13F HOLDINGS REPORT.

[  ]         13F NOTICE.

[  ]         13F COMBINATION REPORT.

                              FORM 13F SUMMARY PAGE

Report Summary:

Number of Other Included Managers:         0

Form 13F Information Table Entry Total:    36

Form 13F Information Table Value Total:    $301,796 (thousands)

List of Other Included Managers:

Provide a numbered list of the name(s) and Form 13F file number(s) of all institutional managers with respect to which this report is filed, other than the manager filing this report.

NONE

                                                     FORM 13F INFORMATION TABLE
                                                             VALUE  SHARES/ SH/ PUT/ INVSTMT  OTHER            VOTING AUTHORITY
NAME OF ISSUER                 TITLE OF CLASS   CUSIP     (x$1000)  PRN AMT PRN CALL DSCRETN MANAGERS         SOLE   SHARED     NONE
------------------------------ ---------------- --------- -------- -------- --- ---- ------- ------------ -------- -------- --------
21VIANET GROUP INC             SPONSORED ADR    90138A103     2834   249683 SH       SOLE                   249683        0        0
AMERICAN TOWER CORP NEW        COM              03027X100     3334    52898 SH       SOLE                    52898        0        0
APPLE INC                      COM              037833100    10475    17474 SH       SOLE                    17474        0        0
BAIDU INC                      SPON ADR REP A   056752108    10150    69629 SH       SOLE                    69629        0        0
CBS CORP NEW                   CL B             124857202    11004   324510 SH       SOLE                   324510        0        0
CEMEX SAB DE CV                SPON ADR NEW     151290889     3530   454837 SH       SOLE                   454837        0        0
COACH INC                      COM              189754104    11471   148437 SH       SOLE                   148437        0        0
COMCAST CORP NEW               CL A             20030N101     5279   175902 SH       SOLE                   175902        0        0
DISNEY WALT CO                 COM DISNEY       254687106    25180   575139 SH       SOLE                   575139        0        0
EBAY INC                       COM              278642103    10287   278867 SH       SOLE                   278867        0        0
EQUINIX INC                    COM NEW          29444U502    11582    73563 SH       SOLE                    73563        0        0
HOME DEPOT INC                 COM              437076102     7029   139704 SH       SOLE                   139704        0        0
IMAX CORP                      COM              45245E109     8421   344557 SH       SOLE                   344557        0        0
LAS VEGAS SANDS CORP           COM              517834107    13964   242565 SH       SOLE                   242565        0        0
LENNAR CORP                    CL A             526057104     3439   126530 SH       SOLE                   126530        0        0
LIBERTY MEDIA CORPORATION      LIB CAP COM A    530322106    31444   356710 SH       SOLE                   356710        0        0
LINKEDIN CORP                  COM CL A         53578A108    10140    99426 SH       SOLE                    99426        0        0
LOWES COS INC                  COM              548661107     7008   223339 SH       SOLE                   223339        0        0
MASTERCARD INC                 CL A             57636Q104    10075    23957 SH       SOLE                    23957        0        0
MELCO CROWN ENTMT LTD          ADR              585464100     3442   252933 SH       SOLE                   252933        0        0
NETEASE COM INC                SPONSORED ADR    64110W102     3625    62400 SH  PUT  SOLE                    62400        0        0
NETQIN MOBILE INC              ADR REPR CL A    64118U108     3244   304881 SH       SOLE                   304881        0        0
NEW ORIENTAL ED & TECH GRP I   SPON ADR         647581107     1466    53400 SH  PUT  SOLE                    53400        0        0
NEWS CORP                      CL A             65248E104    18697   949544 SH       SOLE                   949544        0        0
NIELSEN HOLDINGS N V           COM              N63218106    11074   367435 SH       SOLE                   367435        0        0
NII HLDGS INC                  CL B NEW         62913F201     4028   220000 SH  CALL SOLE                   220000        0        0
NIKE INC                       CL B             654106103     6998    64532 SH       SOLE                    64532        0        0
PENN NATL GAMING INC           COM              707569109     3415    79451 SH       SOLE                    79451        0        0
PRICELINE COM INC              COM NEW          741503403    10468    14589 SH       SOLE                    14589        0        0
QIHOO 360 TECHNOLOGY CO LTD    ADS              74734M109     2201    90000 SH  CALL SOLE                    90000        0        0
QIHOO 360 TECHNOLOGY CO LTD    ADS              74734M109     2220    90800 SH  PUT  SOLE                    90800        0        0
SBA COMMUNICATIONS CORP        COM              78388J106    14094   277380 SH       SOLE                   277380        0        0
TAL INTL GROUP INC             COM              874083108     1402    38200 SH  PUT  SOLE                    38200        0        0
TIM PARTICIPACOES S A          SPONSORED ADR    88706P205     9165   284110 SH       SOLE                   284110        0        0
TRIPADVISOR INC                COM              896945201     3683   103256 SH       SOLE                   103256        0        0
ZILLOW INC                     CL A             98954A107     5928   166566 SH       SOLE                   166566        0        0